Note 13 - Leases - Right of Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance at January 1	$ 263
Depreciation charge for the year	(112)
Additions to Right of use assets	248
Derecognition of Right of use assets	(64)
Foreign currency movement	2
Balance at December 31	$ 337